Average Annual Total Returns - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund	Nov. 29, 2023
Fidelity Strategic Real Return Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(3.12%)
Since Inception	5.50%
LB124
Average Annual Return:
Past 1 year	(11.85%)
Since Inception	1.15%	[1]
F0665
Average Annual Return:
Past 1 year	(2.38%)
Since Inception	5.18%	[1]

[1]	AFrom October 8, 2019.